Contingencies And Other Disclosures	12 Months Ended
Dec. 31, 2015
Commitments And Contingencies Disclosure Abstract
Contingencies And Other Disclosures

Note 17 – Contingencies and Other Disclosures

Contingencies

Contingent Liabilities Overview

Contingent liabilities arise in the ordinary course of business. Often they are related to lawsuits, arbitration, mediation, and other forms of litigation. Various litigation matters are threatened or pending against FHN and its subsidiaries. Also, FHN at times receives requests for information, subpoenas, or other inquiries from federal, state, and local regulators, from other government authorities, and from other parties concerning various matters relating to FHN’s current or former lines of business. Certain matters of that sort are pending at this time, and FHN is cooperating in those matters. Pending and threatened litigation matters sometimes are resolved in court or before an arbitrator, and sometimes are settled by the parties. Regardless of the manner of resolution, frequently the most significant changes in status of a matter occur over a short time period, often following a lengthy period of little substantive activity. In view of the inherent difficulty of predicting the outcome of these matters, particularly where the claimants seek very large or indeterminate damages, or where the cases present novel legal theories or involve a large number of parties, or where claims or other actions may be possible but have not been brought, FHN cannot reasonably determine what the eventual outcome of the matters will be, what the timing of the ultimate resolution of these matters may be, or what the eventual loss or impact related to each matter may be. FHN establishes loss contingency liabilities for litigation matters when loss is both probable and reasonably estimable as prescribed by applicable financial accounting guidance. If loss for a matter is probable and a range of possible loss outcomes is the best estimate available, accounting guidance requires a liability to be established at the low end of the range.

Based on current knowledge, and after consultation with counsel, management is of the opinion that loss contingencies related to threatened or pending litigation matters should not have a material adverse effect on the consolidated financial condition of FHN, but may be material to FHN’s operating results for any particular reporting period depending, in part, on the results from that period.

Litigation – Loss Contingencies

As used in this Note, "material loss contingency matters" generally fall into at least one of the following categories: (i) FHN has determined material loss to be probable and has established a material loss liability in accordance with applicable financial accounting guidance, other than matters reported as having been substantially settled or otherwise substantially resolved; (ii) FHN has determined material loss to be probable but is not reasonably able to estimate an amount or range of material loss liability; or (iii) FHN has determined that material loss is not probable but is reasonably possible, and that the amount or range of that reasonably possible material loss is estimable. As defined in applicable accounting guidance, loss is reasonably possible if there is more than a remote chance of a material loss outcome for FHN. Set forth below are disclosures for certain pending or threatened litigation matters, including all matters mentioned in (i) or (ii) and certain matters mentioned in (iii). In addition, certain other matters are discussed relating to FHN's former mortgage origination and servicing businesses. In all litigation matters discussed, unless settled or otherwise resolved, FHN believes it has meritorious defenses and intends to pursue those defenses vigorously.

FHN reassesses the liability for litigation matters each quarter as the matters progress. At December 31, 2015, the aggregate amount of liabilities established for all material loss contingency matters was $15.1 million. These liabilities are separate from those discussed under the heading "Established Repurchase Liability" below.

In each material loss contingency matter, except as otherwise noted, there is a more than slight chance that any of the following outcomes will occur: the plaintiff will substantially prevail; the defense will substantially prevail; the plaintiff will prevail in part; or the matter will be settled by the parties. At December 31, 2015, FHN estimates that for all material loss contingency matters, estimable reasonably possible losses in future periods in excess of currently established liabilities could aggregate in a range from zero to approximately $108 million.

As a result of the general uncertainties discussed above and the specific uncertainties discussed for each matter mentioned below, it is possible that the ultimate future loss experienced by FHN for any particular matter may materially exceed the amount, if any, of currently established liability for that matter. That possibility exists both for matters included in the estimated reasonably possible loss (“RPL”) range mentioned above and for matters not included in that range.

Certain Matters Included in Reasonably Possible Loss Range

Debit Transaction Sequencing Litigation Matter. FTBNA is a defendant in a putative class action lawsuit concerning overdraft fees charged in connection with debit card transactions. A key claim is that the method used to order or sequence the transactions posted each day was improper. The case is styled as Hawkins v. First Tennessee Bank National Association, before the Circuit Court for Shelby County, Tennessee, Case No. CT-004085-11. The plaintiff seeks actual damages of at least $5 million, unspecified restitution of fees charged, and unspecified punitive damages, among other things. FHN's estimate of RPL for this matter is subject to significant uncertainties regarding: whether a class will be certified and, if so, the definition of the class; claims as to which no dollar amount is specified; the potential remedies that might be available or awarded; and the ultimate outcome of potentially significant motions.

RPL-Included First Horizon Branded Mortgage Securitization Litigation Matters. FHN, along with multiple co-defendants, is defending lawsuits brought by investors which claim that the offering documents under which certificates relating to First Horizon branded securitizations ("FH proprietary securitizations") were sold to them were materially deficient. FHN can estimate reasonably possible loss for two of those matters: (1) Federal Deposit Insurance Corporation ("FDIC") as receiver for Colonial Bank, in the U.S. District Court for the Middle District of Alabama (Case No. CV-12-791-WKW-WC); and (2) FDIC as receiver for Colonial Bank, in the U.S. District Court for the Southern District of New York (Case No. 12 Civ. 6166 (LLS)(MHD)). The plaintiff in those suits claims to have purchased (and later sold) certificates in a number of separate FH proprietary securitizations and demands that FHN answer in damages and pay prejudgment interest, among several remedies sought. The RPL estimates for these matters are subject to significant uncertainties regarding: the dollar amounts claimed; the potential remedies that might be available or awarded; the outcome of any settlement discussions; the ultimate outcome of potentially significant motions; the availability of significantly dispositive defenses; and the incomplete status of the discovery process.

Litigation – Gain Contingencies

In second quarter 2015 FHN reached an agreement with the U.S. Department of Justice (“DOJ”) and the Office of the Inspector General for the Department of Housing and Urban Development ("HUD”) to settle potential claims related to FHN’s underwriting and origination of loans insured by the Federal Housing Administration (“FHA”). Under that agreement FHN paid $212.5 million. FHN believes that certain insurance policies, having an aggregate policy limit of $75 million, provide coverage for FHN’s losses and related costs. The insurers have denied and/or reserved rights to deny coverage. FHN has brought suit against the insurers to enforce the policies under Tennessee law. In connection with this litigation the previously recognized expenses associated with the settled matter may be recouped in part. Under applicable financial accounting guidance FHN has determined that although material gain from this litigation is not probable there is more than a slight chance of a material gain outcome for FHN. FHN cannot determine a probable outcome that may result from this matter because of the uncertainty of the potential outcomes of the legal proceedings and also due to significant uncertainties regarding: legal interpretation of the relevant contracts; potential remedies that might be available or awarded; the ultimate effect of counterclaims asserted by the defendants; and lack of discovery.

First Horizon Branded Mortgage Securitization Litigation Matters

Prior to September 2008 FHN originated and sold home loan products through various channels and conducted its servicing business under the First Horizon Home Loans and First Tennessee Mortgage Servicing brands. Those sales channels included the securitization of loans into pools held by trustees and the sale of the resulting securities, sometimes called “certificates,” to investors. These activities are discussed in more detail below under the heading “Legacy Home Loan Sales and Servicing.”

As mentioned above, FHN is directly defending two lawsuits which claim that the offering documents under which certificates relating to FH proprietary securitizations were sold were materially deficient. Underwriters are co-defendants and have demanded, under provisions in the applicable underwriting agreements, that FHN indemnify them for their expenses and any losses they may incur. In addition, FHN has received indemnity demands from underwriters in certain other suits as to which investors claim to have purchased certificates in FH proprietary securitizations but as to which FHN has not been named a defendant.

For the two pending lawsuits FHN is able to estimate RPL, as mentioned above. For the indemnity claims FHN is unable to estimate an RPL range due to significant uncertainties regarding: claims as to which the claimant specifies no dollar amount; the potential remedies that might be available or awarded; the availability of significantly dispositive defenses such as statutes of limitations or repose; the outcome of potentially dispositive early-stage motions such as motions to dismiss; the incomplete status of the discovery process; the lack of a precise statement of damages; and lack of precedent claims.

Plaintiffs in the pending lawsuits claim to have purchased a total of $145.7 million of certificates and the purchase prices of the certificates subject to the indemnification requests total $512.4 million

Legacy Home Loan Sales and Servicing

Overview

Prior to September 2008, as a means to provide liquidity for its legacy mortgage banking business, FHN originated loans through its legacy mortgage business, primarily first lien home loans, with the intention of selling them. Sales typically were effected either as non-recourse whole-loan sales or through non-recourse proprietary securitizations. Conventional conforming single-family residential mortgage loans were sold predominantly to two government-sponsored entities (“GSEs”): the Federal National Mortgage Association ("Fannie Mae," "Fannie," or "FNMA"), and the Federal Home Loan Mortgage Corporation ("Freddie Mac," "Freddie," or "FHLMC"). Federally insured or guaranteed whole-loans were pooled, and payments to investors were guaranteed through the Government National Mortgage Association ("Ginnie Mae," "Ginnie," or "GNMA"). Collectively, Fannie Mae, Freddie Mac, and Ginnie Mae are referred to as the "Agencies." Many mortgage loan originations, especially those "nonconforming" mortgage loans that did not meet criteria for whole-loan sales to the GSEs or insurance through Ginnie Mae, were sold to investors, or certificate-holders, predominantly through First Horizon ("FH") branded proprietary securitizations but also, to a lesser extent, through whole-loan sales to private non-Agency purchasers. In addition, FHN originated and sold HELOCs and second lien mortgages through whole-loan sales to private purchasers and, to a lesser extent, through FH proprietary securitizations.

On August 31, 2008 FHN sold its national mortgage origination and servicing platforms along with a portion of its servicing assets and obligations. This is sometimes referred to as the “2008 sale,” the “2008 divestiture,” the “platform sale,” or other similar terms. FHN contracted to have its remaining servicing obligations sub-serviced. Since the 2008 platform sale FHN has sold substantially all remaining servicing assets and obligations.

FHN also sold certain Agency mortgage loans with full recourse under agreements to repurchase the loans upon default, and originated or underwrote mortgage loans under the FHA insurance program or the Veteran’s Administration (“VA”) guaranty program. After the 2008 sale these lending activities continued but were substantially curtailed.

Agency Whole-Loan Sales

Even though Agency loans were sold without recourse for credit loss, FHN may be obligated either to repurchase a loan for the unpaid principal balance ("UPB") or to make the purchaser whole for the economic loss incurred if FHN breached representations or warranties made by FHN to the purchaser at the time of the sale. Such representations and warranties typically covered both substantive and process matters, such as the existence and sufficiency of file documentation and the absence of fraud by borrowers or other third parties such as appraisers. For several years Agencies, especially the GSEs, reviewed loans and demanded repurchase.

In 2013 and 2014 FHN entered into definitive resolution agreements (DRAs”) with the two GSEs. Each DRA resolved certain repurchase obligations associated with loans originated from 2000 to 2008 excluding certain loans. Under each DRA, FHN remains responsible for repurchase obligations related to certain excluded defects (such as title defects and violations of the GSE's Charter Act) and FHN continues to have loan repurchase or monetary compensation obligations under the DRAs related to private mortgage insurance rescissions, cancellations, and denials (with certain exceptions). FHN’s repurchase liability as of December 31, 2015 contemplates, among other things, estimates of FHN’s repurchase exposure related to loans excluded from the DRAs and estimates of FHN’s repurchase exposure related to certain other whole-loan sales. See "Other Whole-Loan Sales" and “Established Repurchase Liability” below for additional information.

Other Whole-Loan Sales

Prior to the 2008 divestiture FHN sold first lien mortgage loans through whole-loan sales to non-Agency purchasers. FHN made contractual representations and warranties to the purchasers similar to those made to Agency purchasers. As of December 31, 2015, 45 percent of repurchase/make-whole claims in the loan repurchase pipeline relate to other whole-loan sales. These claims are included in FHN’s liability methodology and the assessment of the adequacy of the repurchase and foreclosure liability.

Many of these loans were included by the purchasers in their own securitizations, not using the First Horizon brand. FHN’s contractual representations and warranties to these loan purchasers generally included repurchase and indemnity covenants for losses and expenses applicable to the securitization caused by FHN’s breach. Currently the following categories of legal actions are pending which involve FHN and non-Agency whole-loan sales: (i) FHN has received indemnification requests from purchasers of loans or their assignees in cases where FHN is not a defendant; (ii) FHN has received subpoenas seeking loan reviews in cases where FHN is not a defendant; (iii) FHN has received repurchase or make-whole demands from purchasers or their assignees; and (iv) FHN is a defendant in certain legal actions involving FHN-originated loans. In some cases the loans to be reviewed, or which otherwise are at issue, have not been identified specifically. Assignees can include securitizers or securitization trustees, among others. A loan is included in the loan repurchase pipeline only when an identifiable demand for repurchase has been made outside of active litigation.

At December 31, 2015, FHN’s repurchase and foreclosure liability included certain known exposure from other whole-loan sales.

First Horizon Branded Proprietary Mortgage Securitizations

Before 2008 FHN originated and sold certain non-agency, nonconforming mortgage loans, consisting of Jumbo and Alternative-A first lien mortgage loans, to private investors through proprietary securitization trusts under the FH brand. Securitized loans generally were sold indirectly to investors as interests, commonly known as certificates, in the trusts. The certificates were sold to a variety of investors, including GSEs in some cases, through securities offerings under a prospectus or other offering documents. In most cases, the certificates were tiered into different risk classes, with junior classes exposed to trust losses first and senior classes exposed after junior classes were exhausted. Through third quarter 2013, FHN continued to service substantially all of the remaining loans sold through FH proprietary securitizations. In 2013 and 2014 FHN sold and transferred substantially all such servicing rights and obligations.

FHN made representations and warranties to the securitization trustee for the benefit of investors, and made covenants with the trustee related to servicing and other matters concerning the loans or securitizations. FHN’s trustee is a defendant in a lawsuit in which the plaintiffs have asserted that the trustee has duties under federal law to review loans and otherwise act against FHN outside of the duties specified in the applicable trust documents. At December 31, 2015: the repurchase pipeline contained no loan repurchase request from the trustee related to FH proprietary first lien securitizations; FHN was not a defendant in the lawsuit brought against the trustee; FHN’s trustee had made no claims against FHN; and, no litigation by the trustee was pending against FHN.

Interests in securitized loans were sold as securities under prospectuses or other offering documents subject to the disclosure requirements of applicable federal and state securities laws. An investor could pursue (and in some cases is pursuing) a claim alleging that the prospectus or other disclosure documents were deficient by containing materially false or misleading information or by omitting material information. FHN believes a new federal securities law claim cannot be brought at this time due to the running of applicable limitation periods, but other claims might still be possible. Claims of this sort are resolved in a litigation context, unlike FHN's GSE repurchase experience. FHN's analysis of loss content and establishment of appropriate liabilities in these cases follow principles and practices associated with litigation matters as discussed above; that process does not involve the loan repurchase pipeline and loan repurchase liability.

Other Government Entity Loan Reviews

Certain government entities acting on behalf of several purchasers of FH proprietary and other securitizations have subpoenaed information from FHN and others. These include the FDIC (on behalf of certain failed banks) and the FHLBs of San Francisco, Atlanta, and Seattle, among others. Collectively, the subpoenas seek information concerning: a number of FH proprietary securitizations and/or underlying loan originations; and originations of certain other whole loans sold which, in many cases, were included by the purchaser in its own securitizations. See “Other Whole-Loan Sales” above for additional information concerning loans originated and sold by FHN that were included in other securitizations. Some subpoenas fail to identify the specific investments made or loans at issue. Moreover, FHN has limited information regarding at least some of the loans under review. The FDIC subpoenas partially overlap with the ongoing litigation matters mentioned above under “Litigation- Loss Contingencies.” Unless and until a review becomes an identifiable repurchase claim, the associated loans are not considered part of the repurchase pipeline.

Private Mortgage Insurance

Private mortgage insurance (“MI”) was required by GSE rules for certain of the loans sold to GSEs and was also provided for certain of the loans that were securitized. MI generally was provided for the first lien loans sold or securitized having a loan-to-value ratio at origination of greater than 80 percent. Although unresolved MI cancellation notices related to GSE-owned loans are not formal repurchase requests, FHN includes these in the active repurchase request pipeline to the extent they relate to securitized loans or are excluded from the DRA settlements with the GSEs mentioned above. FHN tracks and monitors MI cancellation notices received when assessing the overall adequacy of FHN's repurchase liability.

Established Repurchase Liability

Based on currently available information and experience to date, FHN has evaluated its loan repurchase exposure and has accrued for losses of $115.6 million and $120.1 million as of December 31, 2015 and 2014, respectively, including a smaller amount related to equity-lending junior lien loan sales. FHN used all available information to estimate losses related to potential repurchase obligations not included in the DRAs including future MI rescissions, prior bulk servicing sales where FHN is no longer the directly responsible party but still has repurchase obligations, and obligations related to certain other loan sales, including repurchase obligations related to non-GSE loan sales. Additionally, FHN continues to monitor claims included in the active pipeline, historical repurchase rates, and loss severities. Accrued liabilities for FHN’s estimate of these obligations are reflected in Other liabilities on the Consolidated Statements of Condition. Charges to increase the liability are included within Repurchase and foreclosure provision on the Consolidated Statements of Income. The estimates are based upon currently available information and fact patterns that exist as of the balance sheet dates and could be subject to future changes. Changes to any one of these factors could significantly impact the estimate of FHN's liability.

Servicing and Foreclosure Exposures

After the 2008 platform sale a substantial portion of FHN's first lien portfolio was serviced through subservicing arrangements. FHN’s servicing activities, including foreclosure and loss mitigation practices, initially were outsourced through a subservicing arrangement (the “2008 subservicing agreement”) with the platform buyer (the “2008 subservicer”). FHN entered into a replacement agreement in 2011 with a new subservicer (the “2011 subservicer”). In fourth quarter 2013 and first quarter 2014, FHN sold substantially all remaining servicing to the 2011 subservicer. Servicing still retained by FHN continues to be subserviced by the 2011 subservicer.

FHN is subject to losses in its current and former loan servicing portfolio due to loan foreclosures. Foreclosure exposure arises from certain government agency agreements, as well as agreements with MI insurers, which limit the agency’s repayment guarantees on foreclosed loans and allow compensatory fees and penalties and curtailments of claims for violations of agreements or insurance policies, resulting in losses to the servicer. Foreclosure exposure also includes real estate costs, marketing costs, and costs to maintain properties.

In 2011 regulators entered into consent decrees with several institutions, including FHN’s 2008 subservicer, requiring comprehensive revision of loan modification and foreclosure processes and remediation for certain borrowers. In 2012 a settlement agreement with the OCC replaced the consent decree for the 2008 subservicer.

Under FHN’s 2008 subservicing agreement, the 2008 subservicer had the contractual right to follow FHN’s prior servicing practices as they existed early in 2008 until the 2008 subservicer became aware that such practices did not comply with applicable servicing requirements, subject to the subservicer’s obligation to follow accepted servicing practices, applicable law, and new requirements, including evolving interpretations of such practices, law and requirements. In the event of a dispute such as that described below between FHN and the 2008 subservicer over any liabilities for the subservicer’s servicing and management of foreclosure or loss mitigation processes, FHN cannot predict the loss that may be incurred.

FHN’s 2008 subservicer has presented invoices and made demands under the 2008 subservicing agreement that FHN pay certain costs related to tax service contracts, miscellaneous transfer costs, servicing timeline penalties, compensatory damages, and curtailments charged by GSEs and a government agency prior to FHN’s transfer of subservicing to its 2011 subservicer in the amount of $8.6 million. The 2008 subservicer also is seeking reimbursement from FHN for expenditures the 2008 subservicer has incurred or anticipates it will incur under the consent decree and supervisory guidance relating to foreclosure review (collectively, “foreclosure review expenditures”). The foreclosure review expenditures for which the 2008 subservicer has sought reimbursement total $34.9 million. Although the most recent request was made in 2012, additional reimbursement requests might be made. FHN disagrees with the 2008 subservicer's position and has made no reimbursements. In the event that the 2008 subservicer pursues its position through litigation, FHN believes it has meritorious defenses and intends to defend itself vigorously. FHN also believes that certain amounts billed to FHN by agencies for penalties and curtailments on claims by MI insurers for actions by the 2008 subservicer prior to the 2011 subservicing transfer but billed after that date are owed by the 2008 subservicer. This disagreement has the potential to result in litigation and, in any such future litigation, the claim against FHN may be substantial.

Other Disclosures - Visa Matters

FHN is a member of the Visa USA network. In October 2007, the Visa organization of affiliated entities completed a series of global restructuring transactions to combine its affiliated operating companies, including Visa USA, under a single holding company, Visa Inc. (“Visa”). Upon completion of the reorganization, the members of the Visa USA network remained contingently liable for certain Visa litigation matters (the "Covered Litigation"). Based on its proportionate membership share of Visa USA, FHN recognized a contingent liability in fourth quarter 2007 related to this contingent obligation. In March 2008, Visa completed its initial public offering (“IPO”) and funded an escrow account from its IPO proceeds to be used to make payments related to the Visa litigation matters. FHN received approximately 2.4 million Class B shares in conjunction with Visa’s IPO.

Conversion of these shares into Class A shares of Visa and, with limited exceptions, transfer of these shares is restricted until the final resolution of the covered litigation. In conjunction with the prior sales of Visa Class B shares in December 2010 and September 2011, FHN and the purchasers entered into derivative transactions whereby FHN will make, or receive, cash payments whenever the conversion ratio of the Visa Class B shares into Visa Class A shares is adjusted. The conversion ratio is adjusted when Visa deposits funds into the escrow account to cover certain litigation.

In July 2012, Visa and MasterCard announced a joint settlement (the "Settlement") related to the Payment Card Interchange matter, one of the Covered Litigation matters. Based on the amount of the Settlement attributable to Visa and an assessment of FHN's contingent liability accrued for Visa litigation matters, the Settlement did not have a material impact on FHN. In September 2014, Visa funded $450 million into the escrow account, and as a result FHN made a payment to the derivative counterparty of $2.4 million in October 2014. As of December 31, 2015, the conversion ratio is 165 percent reflecting the Visa stock split in March 2015, and the contingent liability is $.8 million. Future funding of the escrow would dilute this exchange rate by an amount that is not determinable at present.

As of December 31, 2015 and 2014, the derivative liabilities were $4.8 million and $5.2 million, respectively.

FHN now holds approximately 1.1 million Visa Class B shares. FHN’s Visa shares are not considered to be marketable and therefore are included in the Consolidated Statements of Condition at their historical cost of $0. The Settlement has been approved by the court but that approval has been appealed by certain of the plaintiffs and a hearing was conducted in September 2015 but the court has not issued its decision. Accordingly, the outcome of this matter remains uncertain. Additionally, other Covered Litigation matters are also pending judicial resolution, including new matters filed by class members who opted-out of the Settlement. So long as any Covered Litigation matter remains pending, FHN's ability to transfer its Visa holdings continues to be restricted.

Other Disclosures – Indemnification Agreements and Guarantees

In the ordinary course of business, FHN enters into indemnification agreements for legal proceedings against its directors and officers and standard representations and warranties for underwriting agreements, merger and acquisition agreements, loan sales, contractual commitments, and various other business transactions or arrangements. The extent of FHN’s obligations under these agreements depends upon the occurrence of future events; therefore, it is not possible to estimate a maximum potential amount of payouts that could be required with such agreements.